Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Calculate Fair Value of Each Stock Option Award Estimated on the Date of Grant Using the Black-Scholes Valuation Model	The assumptions noted below represent the weighted average of assumptions utilized for stock options granted during 2022, 2021 and 2020 under the LTIP.

	Year ended December 31,
	2022	2021	2020
Dividend yield	—	—	—
Expected volatility	62.1%	64.4%	50.4%
Risk-free interest rate	2.7%	0.8%	1.5%
Expected life of stock options granted during the period	6.0 years	6.0 years	6.0 years

Schedule of Stock Option Awards Granted in 2017 Represent the New Awards Granted Under the LTIP	The table below presents the changes in stock option awards for our ordinary shares from December 31, 2021 through December 31, 2022.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(in years)	(in millions)
Outstanding at December 31, 2021	4,330	$6.45	$—
Granted	1,784	2.47
Exercised	—	—
Forfeited	(36)	3.23
Expired	(35)	9.44
Outstanding at December 31, 2022	6,043	5.28	7.43	$—
Exercisable at December 31, 2022	3,089	7.50	6.34	—

Schedule of Changes in Nonvested Awards for our Ordinary Shares
The table below presents the changes in nonvested awards for our ordinary shares from December 31, 2021 through December 31, 2022.

	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)
Nonvested at December 31, 2021	3,278	$4.72
Granted	2,698	2.77
Vested(1)	(1,218)	3.95
Forfeited and expired	(237)	8.53
Nonvested at December 31, 2022	4,521	3.56

(1)As of December 31, 2022, a total of 258,440 restricted stock units were vested but not yet issued. These shares have not been reflected as vested shares in the table because, in accordance with the restricted stock unit agreements, these shares are not issued for vested restricted stock until termination of employment.